August 27, 2012

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

Re:	Premier Multi-Series VIT (formerly known as Allianz Global Investors VIT)
Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of Premier Multi-Series VIT, a Massachusetts business trust (the “Trust”), we are today filing Pre-Effective Amendment No. 2 (the “Amendment”) to the Registration Statement on Form N-1A (the “Registration Statement”) pursuant to the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”). This filing has been marked to indicate the changes made from the filing of Pre-Effective Amendment No. 1 to the Registration Statement on August 17, 2012. The Trust is filing an acceleration request separately and seeks to have the Registration Statement declared effective at 4:15 p.m., or as soon as practicable thereafter, on Thursday, August 30, 2012.

The Amendment includes an updated prospectus and statement of additional information reflecting, among other changes, those changes made in response to the comments of the staff (the “Staff”) of the Securities and Exchange Commission received during our telephone conversations on August 22 and August 23, 2012. Our formal response letter to the Staff’s comments is being filed as correspondence via Edgar shortly after the filing of the Amendment. The amendment also includes the remaining exhibits to the Registration Statement.

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-951-7747) or to George B. Raine (at 617-951-7556) of this firm.

Regards,

/s/ Timothy F. Cormier

Timothy F. Cormier

cc:	Brian S. Shlissel
Thomas J. Fuccillo, Esq.
Wayne Miao, Esq.
David C. Sullivan, Esq.
George B. Raine, Esq.